Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions
Note 12. Related Party Transactions
Consulting Arrangements
Prior to raising capital in
early 2021
, we engaged two of our current executive officers as consultants pursuant to consulting agreements. For the period February 27, 2020 (inception) through December 31, 2020, we incurred approximately $0.1 million in fees pursuant to these agreements, all of which was recorded in general and administrative expenses in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2020, approximately $0.1 million of this amount remained unpaid and was included in accounts payable on the accompanying consolidated balance sheet. All amounts owed under the consulting agreements were paid as of December 31, 2021. We did not incur any expenses pursuant to these agreements in 2021.
In addition, in January 2021, a former member of our Scientific Advisory Board became a member of our Board of Directors. For the period February 27, 2020 (inception) through December 31, 2020, we incurred approximately $5,000 in fees pursuant to a consulting agreement with this individual, all of which is recorded in research and development expenses in the accompanying consolidated statement of operations and comprehensive loss. As of December 31, 2020, approximately $700 remained unpaid and was included in accounts payable on the accompanying consolidated balance sheet. All amounts owed under the consulting agreement were paid as of December 31, 2021. We did not incur any expenses pursuant to this agreement in 2021.
During the year ended December 31, 2021, we entered into a consulting agreement with Raniere Consulting LLC and incurred $26,500 in consulting expenses. The CEO of the Raniere Consulting LLC is also a spouse of one of our executive officers.
Financing Transactions
Certain investors in the SAFE, Series A Preferred Stock, convertible note and PIPE Investment transactions were related parties. The Business Combination also was a related party transaction and in connection with the Closing of the Business Combination, a Registration Rights Agreement, Voting Agreement and Lock-up Agreement were entered into with certain related parties.